Annual Fund Operating Expenses - Bramshill Income Performance Fund Series	Jul. 29, 2026
Bramshill Income Performance Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.19%	[1]
Bramshill Income Performance Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[2]
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.44%	[1]

[1]	Acquired fund fees and expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets” in the Financial Highlights because the Financial Highlights reflect the operating expenses of the Fund and do not include 0.11% that is attributed to acquired fund fees and expenses.
[2]	ecause Investor Class shares of the Fund did not have any operating results as of the fiscal year ended March 31, 2026.